Accrued Expenses (Detail) - USD ($) $ in Millions	Jun. 30, 2016	Dec. 31, 2015	Jan. 01, 2015
Payables and Accruals [Abstract]
Make-good reserve		$ 3.4	$ 2.0
Accrued interest		12.5	12.6
Deferred rent		2.1	2.4
Other accrued expenses		0.9	2.0
Total accrued expenses	$ 19.8	$ 18.9	$ 19.0